Bonds Payable - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.54%
USISH Bonds [Member] | USIE Investor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 771,169
Disposal of bonds	1,870,633
USISH Bonds [Member] | ASE Investor [Member]
Disclosure of detailed information about borrowings [line items]
Disposal of bonds	¥ 28,397
USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	Within 5 trading days after maturity
Borrowings, interest rate	108.00%
Borrowings	¥ 3,450,000
Notional Amount	¥ 100
Conversion Period of Bonds		9 months
Conversion Price	¥ 20.25	¥ 18.84
Percentage of current conversion price on Stock Exchange		80.00%
Percentage of par value on USISH Bonds		102.00%
Debt conversion, original debt, amount		¥ 144
Debt conversion, converted Instrument, shares issued		7
USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of current conversion price on Stock Exchange		70.00%
Number of consecutive trading days for determining Conversion price		15 days
USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price		30 days
USISH Bonds [Member] | USIE and ASE (Shanghai) Inc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,670,199
Unconverted USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 30,000
Percentage of current conversion price on Stock Exchange		130.00%
Unconverted USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price		20 days
Unconverted USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of current conversion price on Stock Exchange		130.00%
Number of consecutive trading days for determining Conversion price		30 days